SCHEDULE OF FIXED ASSETS (Details) - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
Property, Plant and Equipment [Line Items]
Less depreciation and amortization	$ (46,092)	$ (32,886)	$ (2,747)
Total fixed assets, net	4,243,317	853,940	49,028
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets, gross	$ 15,017	$ 15,017	15,017
Property, Plant and Equipment, Useful Life	7 years	7 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets, gross	$ 8,782	$ 8,782
Property, Plant and Equipment, Useful Life	5 years	5 years
Computer Equipment [Member] | Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets, gross		$ 3,782	5,631
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets, gross		$ 5,000	5,000
Property, Plant and Equipment, Useful Life		5 years
Software Development [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets, gross	$ 6,536	$ 6,536	26,127
Property, Plant and Equipment, Useful Life	3 years	3 years
Assets Property Placed into Service [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets, gross	$ 101,376
Property, Plant and Equipment, Useful Life		40 years
Assets Property Placed into Service [Member] | Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets, gross		$ 856,491
Property Placedinto Service [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets, gross	$ 4,157,698	856,491
Property, Plant and Equipment, Useful Life	40 years
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets, gross	$ 101,376
Property, Plant and Equipment, Useful Life	15 years